Issued capital (Tables)	3 Months Ended
Sep. 30, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Share Capital

(i) Share capital

	As of September 30,
	2020	2019	2020	2019
	Shares No.		(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	586,586,780	499,179,434	1,063,005	910,942
Less: Treasury Shares(1)	(791,647)	(3,500,000)	—	—
Total Contributed Equity	585,795,133	495,679,434	1,063,005	910,942

(1)

In July 2020, the Group formed the Mesoblast Employee Share Trust, being a new trust formed to administer the Group’s employee share scheme. Prior to forming the new trust, the Group had been using the Mesoblast Limited Employee Share Trust for administering some aspects of the Group’s employee share scheme. In July 2020, 3,500,000 shares were transferred from Mesoblast Limited Employee Share Trust to the Mesoblast Employee Share Trust. The treasury shares have reduced during the period ended September 30, 2020 due to share option exercises. These trusts have been consolidated, as the substance of the relationship is that the trusts are controlled by the Group.

Summary of Movements in Ordinary Share Capital

(ii) Movements in ordinary share capital

	As of September 30,		As of September 30,
	2020	2019	2020	2019
	Shares No.		(U.S. dollars, in thousands)
Opening balance	583,949,612	498,626,208	1,051,450	910,405
Issues of ordinary shares during the period
Exercise of share options(1)	—	553,226	6,706	299
Transfer to employee share trust(1)	1,450,000	—	—	—
Share based compensation for services rendered	1,187,168	—	1,867	—
Transaction costs arising on share issue	—	—	(219)	—
	2,637,168	553,226	8,354	299
Share options reserve transferred to equity on exercise of options	—	—	3,201	238
Ending balance	586,586,780	499,179,434	1,063,005	910,942

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. The shares issued and share capital received on the exercise of options are recorded above.